Securities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	$ 26,432	$ 89,197
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(130)	(3,089)
Continuing Unrealized Loss For 12 Months or More Fair Value	45,025	8,232
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(1,050)	(473)
Total Fair Value	71,457	97,429
Total Unrealized Loss	(1,180)	(3,562)
U.S. Federal Agency [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	2,792	2,858
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(8)	(142)
Continuing Unrealized Loss For 12 Months or More Fair Value	2,942	0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(58)	0
Total Fair Value	5,734	2,858
Total Unrealized Loss	(66)	(142)
State and Municipal [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	3,571	17,352
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(11)	(558)
Continuing Unrealized Loss For 12 Months or More Fair Value	5,506	1,524
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(78)	(116)
Total Fair Value	9,077	18,876
Total Unrealized Loss	(89)	(674)
Mortgage-backed Securities - Residential [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	13,261	22,432
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(40)	(366)
Continuing Unrealized Loss For 12 Months or More Fair Value	3,073	0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(48)	0
Total Fair Value	16,334	22,432
Total Unrealized Loss	(88)	(366)
Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	5,845	46,555
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(34)	(2,023)
Continuing Unrealized Loss For 12 Months or More Fair Value	33,504	6,708
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(866)	(357)
Total Fair Value	39,349	53,263
Total Unrealized Loss	(900)	(2,380)
Corporate Debt Securities [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	963
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(37)
Continuing Unrealized Loss For 12 Months or More Fair Value	0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	0
Total Fair Value	963
Total Unrealized Loss	$ (37)